REDEEMABLE NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2012
REDEEMABLE NONCONTROLLING INTEREST
REDEEMABLE NONCONTROLLING INTEREST

8.                       REDEEMABLE NONCONTROLLING INTEREST

The noncontrolling interests in Rampage Cayman contain contingent put options that give the holder the right to redeem the noncontrolling interests upon the occurrence of future events, such as a change of control in the Group, the Group’s successful initial public offering and certain performance targets for which the redemption amount is determined at the time of exercise of the put options based on the Group’s net income for the most recent fiscal year. Upon the Group’s initial public offering, the holder signed an agreement not to exercise the put option until at least October 26, 2011. The Group has accreted changes in the redemption value of the noncontrolling interest over the period from initial public offering date to the earliest redemption date using interest method. As of December 31, 2011 and 2012, the redemption value of the redeemable noncontrolling interests was nil and nil, respectively because the Group and Rampage Cayman suffered losses in 2011 and 2012, respectively.